Employee benefit plans (Details)		12 Months Ended
	Jun. 28, 2016	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2014 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discretionary contribution percentage			50.00%	25.00%
Maximum percentage of amount to be contributed by the employer			6.00%	6.00%
Matching and profit sharing vesting period			3 years	5 years
Contribution provided by the bank to the plan		$ 3,198,000	$ 2,325,000	$ 2,211,000
Post retirement benefits payable		1,112,000	1,315,000
Expense related to plans		29,000	1,000	4,000
Payments to participants		131,000	150,000	191,000
Cash surrender value on bank owned life insurance		71,977,000	11,357,000
Cash value income		1,556,000	240,000	158,000
Deferred compensation		2,261,000	1,718,000
Salaries, commissions and employee benefits		$ 233,768,000	152,084,000	136,892,000
2012 EBI Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants authorized under the plan (in shares) | shares		0
Deferred Compensation Plans and Agreements
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payments to participants			1,191,000	1,818,000
Liability for cash-settled awards			$ 993,000
Number of units remaining in equity based incentive plan for cash settlement | shares			29,172
Salaries, commissions and employee benefits			$ 484,000	$ 3,787,000
Deferred Compensation Plans and Agreements | 2012 EBI Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock split ratio	100
Deferred Compensation Plans and Agreements | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock split ratio			1
Deferred compensation			$ 3,000,000		$ 3,000,000
Deferred stock units issued (in shares) | shares		0	157,895
IPO price (USD per share) | $ / shares					$ 19.00